[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


April 19, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Invesco Unit Trusts, Taxable Income Series 466 (the "Trust") (File No. 333-186407)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Pre-Effective Amendment No. 1") which has been blacklined to reflect changes from the Registration Statement of Form S-6 ("Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on February 1, 2013 (accession number 0001528621-13-000471).

The Staff of the Commission provided comments in a letter dated February 26, 2013 with respect to the Registration Statement. Pre-Effective Amendment No. 1 incorporates revisions which address certain of the Staff's comments, and a letter responding to the Staff's comments has been filed with the Commission via EDGAR today as a separate correspondence filing.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ BILL BELITSKY
Bill Belitsky
for PAUL HASTINGS LLP